UNITED STATES
       		SECURITIES AND EXCHANGE COMMISSION
       			FORM 13F



       		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
       	December 31, 2001

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
       		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  February 15, 2001


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	115

Form 13F Information Table Value Total:	$424,000


List of Other Included Managers:

No. 13F File Number		Name








 WALTER F. HARRISON, III











            FORM 13F











   AS OF DECEMBER 31, 2001







                   FORM 13F














Name of Reporting Manager : Walter F. Harrison III






(SEC USE ONLY)

Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:


Item 7:
Item 8:


Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion


Managers
Voting Authority (Shares)




Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ASM INTERNATIONAL NV
Common
N07045102
163,006
8,355
X


Walter Harrison
X


ASML HOLDING NV
Common
N07059111
471,637
27,662
X


Walter Harrison
X


AG SERVICES OF AMERICA
    Common
001250109
2,377,100
216,100
X


Walter Harrison
X


ADVANCED FIBRE COMMUNCIATION
    Common
00754A105
68,047
3,851
X


Walter Harrison
X


ADVANTA CORP CL A
Class -A
007942105
99,400
10,000
X


Walter Harrison
X


ADVANTA CORP CL B
Class -B
007942204
2,730,000
300,000
X


Walter Harrison
X


AFFILIATED MANAGERS GROUP
    Common
008252108
429,717
6,097
X


Walter Harrison
X


AGERE SYS INC
Class -A
00845V100
223,321
39,248
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC
    Common
018804104
17,096,712
221,460
X


Walter Harrison
X


ALTERA CORP
    Common
021441100
228,348
10,761
X


Walter Harrison
X


AMERICAN EXPRESS CO
Common
025816109
392,590
11,000
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP PFD
    Common
030990345
1,060,703
403,309
X


Walter Harrison
X


ANHTRACITE MORTGAGE CAPITAL INC
    Common
037023108
4,065,860
369,960
X


Walter Harrison
X


ANHTRACITE PREFERRED
Class B
037023207
213,906
11,112
X


Walter Harrison
X


ANWORTH MORTGAGE ASSET
Common
037347101
136,500
15,000
X


Walter Harrison
X


BANK NEW YORK INC
    Common
064057102
19,410,926
475,758
X


Walter Harrison
X


BRITESMILE  INC
    Common
110415106
815,500
163,100
X


Walter Harrison
X


BRUNSWICK CORP
    Common
117043109
2,387,072
109,700
X


Walter Harrison
X


CAPITAL AUTOMOTIVE REIT
    Common
139733109
11,560,665
581,230
X


Walter Harrison
X


CAPITAL CROSSING BANK
    Common
140071101
5,220,575
284,500
X


Walter Harrison
X


CENDANT CORP
Common
151313103
629,481
32,100
X


Walter Harrison
X


CHARTER COMMUNICATIONS INC
    Common
16117m107
164,300
10,000
X


Walter Harrison
X


CIRCUIT CITY STORES
Common
172737108
1,269,189
48,909
X


Walter Harrison
X


CITIZENS COMMUNICATIONS COMPANY
    Common
17453B101
3,156,426
296,100
X


Walter Harrison
X


CLEAR CHANNEL COMMUNICATIONS
Common
184502102
442,917
8,700
X


Walter Harrison
X


CNA FINANCIAL CORP
    Common
126117100
9,204,243
315,538
X


Walter Harrison
X


COMMERCE BANCORP INC
    Common
200519106
189,619
4,820
X


Walter Harrison
X


COMPUTER ASSOC INTL INC.
    Common
204912109
18,451,391
534,978
X


Walter Harrison
X


CONVERGYS CORP
    Common
212485106
4,716,242
125,800
X


Walter Harrison
X


COOKER RESTAURANTS (NEW)
    Common
216284208
208
832
X


Walter Harrison
X


CRIIMI MAE INC IN
    Common
226603108
48,360
12,000
X


Walter Harrison
X


CYBERONICS
    Common
23251P102
8,075,732
304,400
X


Walter Harrison
X


DVI INC
    Common
233343102
9,840,120
572,100
X


Walter Harrison
X


DELL COMPUTER
Common
247025109
375,492
13,815
X


Walter Harrison
X


DIME BANCORP INC
    Common
25429Q102
7,075,288
196,100
X


Walter Harrison
X


DISNEY WALT CO
Common
254687106
331,520
16,000
X


Walter Harrison
X


EFUNDS
Common
28224R101
137,500
10,000
X


Walter Harrison
X


ELECTROGLAS INC.
    Common
285324109
4,611,194
312,200
X


Walter Harrison
X


ERICSSON L M TEL CO ADR B
    Common
294821400
372,760
71,410
X


Walter Harrison
X


EVEREST REINSURANCE
    Common
G3223R108
18,478,506
261,365
X


Walter Harrison
X


EXPRESS SCRIPTS COMMON
Common
302182100
514,360
11,000
X


Walter Harrison
X


FAIRFAX FINANCIAL
    Common
30390110
40
2,000
X


Walter Harrison
X


FEDL NATL MTGE ASSN
    Common
313586109
22,842,735
287,330
X


Walter Harrison
X


FIDELITY NATIONAL BANK
Common
316326107
124,000
5,000
X


Walter Harrison
X


FIRST REPUBLIC BANCORP INC
    Common
336158100
8,487,518
351,450
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)
     Class-A
345550107
15,781,667
407,795
X


Walter Harrison
X


GENTEK INC
    Common
37245X104
21,888
12,800
X


Walter Harrison
X


GOOD GUYS INC
    Common
382091106
1,718,166
431,700
X


Walter Harrison
X


HCA-HEALTHCARE CO
    Common
404119109
5,399,454
140,100
X


Walter Harrison
X


HILTON HOTELS
    Common
432848109
3,696,420
338,500
X


Walter Harrison
X


HOLLINGER ITNL INC CL A
    Common
435569108
3,734,640
319,200
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP
    Common
436233100
3,174,443
481,706
X


Walter Harrison
X


I2 TECHNOLOGIES
Common
465754109
158,000
20,000
X


Walter Harrison
X


ITLA CAP CORP
    Common
450565106
5,986,176
285,600
X


Walter Harrison
X


IMPAC MORTGAGE HOLDINGS
Common
45254P102
85,000
10,000
X


Walter Harrison
X


INTEL CORP
Common
458140100
493,765
15,700
X


Walter Harrison
X


JP MORGAN CHASE & CO
    Common
46625h100
181,750
5,000
X


Walter Harrison
X


JABIL CIRCUIT
Common
466313103
180,579
7,948
X


Walter Harrison
X


KEMET CORP
Common
488360108
621,250
35,000
X


Walter Harrison
X


LAKES GAMING
    Common
51206P109
2,381,358
384,090
X


Walter Harrison
X


LA QUINTA PROPERTIES CORP
    Common
50419Q409
1,213,585
211,426
X


Walter Harrison
X


LATTICE SEMICONDUCTOR GROUP
    Common
518415104
212,200
10,316
X


Walter Harrison
X


LIBERTY MEDIA
    Common
530718105
840,728
60,052
X


Walter Harrison
X


LONE STAR STEAKHOUSE SALOON
    Common
542307103
2,495,889
168,300
X


Walter Harrison
X


M SYS FLASD DISK PIONEERS LD
Common
M7061C100
116,900
10,000
X


Walter Harrison
X


MAYORS JEWELERS INC
    Common
578462103
656,320
410,200
X


Walter Harrison
X


MCG CAPITAL CORP
Common
58047P107
178,000
10,000
X


Walter Harrison
X


MELLON FINANCIAL CORP
Common
58551A108
225,720
6,000
X


Walter Harrison
X


METTLER TOLEDO INTL
    Common
592688105
9,576,695
184,700
X


Walter Harrison
X


MICROSOFT INC
    Common
594918104
345,030
5,208
X


Walter Harrison
X


MILLENNIUM PHARMCEUTICALS
    Common
599902103
73,530
3,000
X


Walter Harrison
X


NS GROUP INC
Common
628916108
1,122,000
150,000
X


Walter Harrison
X


NTL Inc.
    Common
629407107
226,305
240,750
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC
    Common
649445103
5,027,398
219,825
X


Walter Harrison
X


NOKIA CORP
    Common
654902204
246,281
10,040
X


Walter Harrison
X


NORTH FORK BANCORPORATION INC NY
    Common
659424105
13,566,991
424,101
X


Walter Harrison
X


NOVELLUS SYSTEMS INC
Common
670008101
256,425
6,500
X


Walter Harrison
X


OM GROUP INC
    Common
670872100
13,297,902
200,905
X


Walter Harrison
X


OCWEN FINANCIAL CORP
    Common
675746101
3,414,175
402,615
X


Walter Harrison
X


PC TEL INC
    Common
69325Q105
951,580
98,000
X


Walter Harrison
X


PFF BANCORP
    Common
69331W104
3,877,800
140,500
X


Walter Harrison
X


PARK PLACE ENTERTAINMENT CORP
    Common
700690100
13,260,379
1,446,061
X


Walter Harrison
X


PETROLEUM GEO-SVCS A/S
    Common-ADR
716597109
2,477,948
311,300
X


Walter Harrison
X


PHILIP MORRIS CO INC (HLDG CO)
    Common
718154107
11,723,157
255,685
X


Walter Harrison
X


PHOTRONICS
    Common
719405102
1,699,170
54,200
X


Walter Harrison
X


PULTE HOMES INC
    Common
745867101
12,374,171
277,013
X


Walter Harrison
X


PRICE COMMUNICATIONS
Common
741437305
293,604
15,380
X


Walter Harrison
X


PRIZE ENERGY GROUP
Common
74267L106
1,013,373
43,831
X


Walter Harrison
X


PRUDENTIAL FINANCIAL INC
Common
744320102
570,868
17,200
X


Walter Harrison
X


RADIAN GROUP INC(CMAC)
    Common
750236101
16,568,822
385,770
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
    Common
756240305
834,413
347,672
X


Walter Harrison
X


REDWOOD TRUST INC
    Common
758075402
10,382,555
428,500
X


Walter Harrison
X


REPUBLIC FIRST BANCORP
Common
760416107
69,654
14,100
X


Walter Harrison
X


REYNOLDS & REYNOLDS CO CL-A
     Class-A
761695105
20,641,600
851,200
X


Walter Harrison
X


3COM CORP
Common
885535104
127,600
20,000
X


Walter Harrison
X


RESOURCES BANSHARES MTG GROUP INC
    Common
761197102
2,357,322
205,700
X


Walter Harrison
X


RFS HOTEL INVESTORS INC
    Common
74955J108
7,161,434
629,300
X


Walter Harrison
X


SANGSTAT MEDICAL GROUP
Common
801003104
148,852
7,579
X


Walter Harrison
X


SANMINA -SCI GROUP
Common
800907107
379,951
19,093
X


Walter Harrison
X


SCHERING PLOUGH INC
Common
806605101
716,200
20,000
X


Walter Harrison
X


SIEBEL SYSTEMS
Common
826170102
167,880
6,000
X


Walter Harrison
X


SIPEX CORPORATION
Common
829909100
199,753
15,545
X


Walter Harrison
X


SMITH & WOLLENSKY RESTAURANT
Common
831758107
1,941,557
509,595
X


Walter Harrison
X


SPECTRASITE HOLDINGS
Common
84760T100
353,985
98,603
X


Walter Harrison
X


STANDARD AND POORS DEP RECPTS
Common
78462F103
320,154
2,801
X


Walter Harrison
X


STILWELL FINANCIAL INC
    Common
860831106
4,943,152
181,600
X


Walter Harrison
X


SYMBOL; TECHNOLOGIES
    Common
871508107
16
1
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD
    Common
881624209
6,048,985
98,150
X


Walter Harrison
X


TIBCO SOFTWARE
    Common
88632Q103
471,474
31,579
X


Walter Harrison
X


TIER TECHNOLOGIES
    Common
88650Q100
7,081,662
328,463
X


Walter Harrison
X


TRIAD HOSPITALS
    Common
89579K109
267,437
9,112
X


Walter Harrison
X


US BANCORP
Common
902973304
5,064,976
241,996
X


Walter Harrison
X


WADDELL & REED FIN, INC
    Common
930059100
172,077
5,344
X


Walter Harrison
X


WEB METHODS INC
Common
94768C108
9,235
551
X


Walter Harrison
X


WMS INDS INC
    Common
929297109
3,956,000
197,800
X


Walter Harrison
X




Total
424,026,152








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